Investment Strategy - ProShares Ultra SK hynix	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.SK hynix Inc. is a memory semiconductor company that engages in the design, manufacture and sale of advanced memory semiconductors, including dynamic random access memory (“DRAM”), which includes high-bandwidth memory (“HBM”), and Not-AND (“NAND”) flash memory. SK hynix Inc.’s memory products are used in electronic devices, including graphics cards, personal computers (“PCs”), data center servers, mobile devices such as smartphones and tablets, and other consumer electronics products. SK hynix Inc. also operates a foundry business through its wholly owned subsidiaries.This prospectus relates only to the Fund shares offered hereby and is not a prospectus for SK hynix Inc., its common stock or any other of its securities. The Fund, ProShares Trust and ProShare Advisor are not affiliated with SK hynix Inc. or SKHY. As of the date of this prospectus, the American Depositary Shares of SK hynix Inc. are not yet listed on a U.S. national securities exchange, and SK hynix Inc. is not yet subject to the reporting requirements of the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act”). SK hynix Inc.’s common shares are currently listed and traded on the Korea Exchange (“KRX”) under the identification code 000660. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the U.S. Information regarding SK hynix Inc. may be obtained from publicly available sources, including but not limited to, the company’s website, filings with the Financial Supervisory Service of South Korea, press releases, newspaper articles and other publicly disseminated documents. The Fund has derived all disclosures contained in this prospectus regarding SK hynix Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding SK hynix Inc. is accurate or complete. The American Depositary Shares of SK hynix Inc. have been registered under the U.S. Securities Act of 1933, as amended (the “Securities Act”) pursuant to a registration statement on Form F-1 filed with the Securities and Exchange Commission (SEC File No. 333-296987). Upon listing on a U.S. national securities exchange, SK hynix Inc. will also become subject to the reporting requirements of the Exchange Act and will be required to file periodic reports and other information with the Securities and Exchange Commission. Information provided to or filed with the Securities and Exchange Commission about SK hynix Inc. can be located through the Securities and Exchange Commission’s website at www.sec.gov. SKHY is expected to commence its initial U.S. listing on the Nasdaq Global Select Market on or about July 10, 2026.Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.The Fund will invest principally in the financial instruments listed below.●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, exchange-traded funds, interest rates or indexes. The Fund invests in derivatives (e.g. swap on SK hynix or, when available, SK hynix ADRs) in order to gain leveraged exposure to SKHY. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in SKHY.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.○Money Market ETF — An exchange-traded money market fund managed by ProShare Advisors that holds U.S. Treasury bills, notes, or bonds.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next. The Fund generally seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund seeks to rebalance its portfolio each day so that its exposure to SKHY is consistent with the Daily Target. SKHY’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if SKHY has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if SKHY has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.